Supplemental Cash Flow Information (Tables)	12 Months Ended
Apr. 30, 2026
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	April 30, 2026 $	April 30, 2025 $	April 30, 2025 $
Acquisition of building and equipment by lease	287	995	7,826
Settlement of convertible debentures	—	4,242	—

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2025 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Discontinued Operations $	Foreign exchange movements and change in estimates $	April 30, 2026 $
Deferred acquisition payments	314	(312)	—	—	—	(2)	—
Convertible debentures	—	—	—	—	—	—	—
Leases	13,403	(782)	287	(32)	(9,590)	240	3,526
Total	13,717	(1,094)	287	(32)	(9,590)	238	3,526

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2025 $
Deferred acquisition payments	284	—	—	—	10	20	314
Convertible debentures	—	—	4,242	(4,242)	—	—	—
Leases	13,681	(1,577)	995	(99)	—	403	13,403
Total	13,965	(1,577)	5,237	(4,341)	10	423	13,717

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2024 $
Deferred acquisition payments	649	(146)	—	(294)	19	56	284
Leases	7,267	(1,339)	7,593	—	—	160	13,681
Total	7,916	(1,485)	7,593	(294)	19	216	13,965